Business Combination	12 Months Ended
Jan. 31, 2021
Planet Labs Inc [Member]
Business Acquisition [Line Items]
Business Combination
5.	Business Combination
On March 11, 2019, the Company acquired all outstanding stock of Boundless, a geospatial software solution company and changed the Boundless name to Planet Labs Federal Inc. (“
Planet Federal
”) as of the acquisition date. The purpose of the acquisition was to allow the Company to accelerate the adoption by government and enterprise customers of commercial geospatial information services. Pursuant to the terms of the purchase agreement for the transaction, the Company acquired all of the outstanding capital stock of Boundless for total purchase consideration of $17.2 million, consisting of $2.5 million in cash, net of cash received and $14.8 million in Series D convertible preferred stock valued at $14.38 per share.
The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition:

(in thousands)
March 11, 2019
Net Assets Acquired
Goodwill	$13,296
Identifiable intangible assets acquired
Customer relationships	2,680
Developed technology	1,270
Trade name and other	1,480
Other assets, net	36
Property and equipment	70
Net working capital acquired, net of cash acquired	(1,603)

Total purchase consideration	$17,229

Identifiable intangible assets were measured at fair value, primarily using the royalty method under the income approach, which requires the Company to estimate a reasonable royalty rate, identify relevant projected revenue and expenses and select an appropriate discount rate.
The goodwill primarily represents the value expected from the synergies created through the operational enhancement benefits and competitive advantage resulting from the integration of Boundless into the Planet Labs group. Goodwill is not deductible for tax purposes.
The Company incurred acquisition-related costs associated with this transaction of approximately $1.1 million, $0.2 million of which are included in general and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss for the year ended January 31, 2020.
Pro forma information has not been presented as the impact of Boundless’ operating results to the Company for periods prior to its acquisition would not have been material.
The Company’s Consolidated Statement of Operations and Comprehensive Loss for the years ended January 31, 2021 and 2020, includes revenue of $1.4 million and $4.3 million, respectively, and net income from operations of $0.4 million and $0.3 million, respectively, associated with Boundless.